DESCRIPTION OF BUSINESS (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 03, 2020
Operating losses, including net losses		$ (261,726,000)		$ (117,285,000)		$ (1,009,678,000)	$ (246,868,000)		$ (719,380,000)	$ (277,357,000)
Accumulated deficit		(4,495,788,000)				(4,495,788,000)		$ (1,356,893,000)	(1,356,893,000)	$ (637,513,000)
Churchill Capital Corp IV
Cash received		2,100,000,000				2,100,000,000
Private Investment in Public Entity		2,500,000,000				2,500,000,000
Operating losses, including net losses	$ (1,000)	(588,819,915)	$ (54,303,650)		$ (54,304,650)	(1,460,618,073)		(63,467,875)
Accumulated deficit		$ (1,672,185,472)	$ 54,304,650		$ 54,304,650	$ (1,672,185,472)		$ (63,467,875)	$ (63,467,875)		$ 2,168,536